DREYFUS PREMIER BLUE CHIP FUND

Seeks long-term growth of capital and income
by investing in the stocks of "blue chip" companies

PROSPECTUS October 13, 2004

As Revised, November 15, 2004

You, Your Advisor And
DREYFUS [LOGO]
A Mellon Financial Company

As with all mutual funds, the Securities
and Exchange Commission has not approved or
disapproved these securities or passed upon the
adequacy of this prospectus. Any representation
to the contrary is a criminal offense.

CONTENTS

THE FUND

Goal/Approach

Main Risks

Past Performance

Expenses

Management

Financial Highlights

YOUR INVESTMENT

Shareholder Guide

Distributions and Taxes

Services for Fund Investors

Instructions for Regular Accounts

Instructions for IRAs

FOR MORE INFORMATION

See back cover.

Dreyfus Premier Blue Chip Fund	THE FUND
Ticker Symbols:	Class A: Class B: Class C: Class R: Class T:

[ICON]      GOAL/APPROACH

The fund seeks long-term growth of capital and income. To pursue this goal, the fund normally invests at least 80% of its assets in the stocks of "blue chip" companies. The fund considers well-established companies with market capitalizations of at least $1 billion if the company's stock is included in the S&P 500 Index or the Dow Jones Industrial Average, or $2 billion if not so included, to be "blue chip" companies.

The fund normally invests 10% to 20% of its assets in income-producing securities. These income-producing securities consist primarily of dividend-paying blue chip and other common stocks, preferred stocks, securities that are convertible into common stocks and investment grade fixed-income securities. The fund may invest up to 20% of its assets in fixed-income securities (up to 5% of which may be invested in fixed-income securities rated below investment grade), including corporate and other debt securities.

In selecting securities for the fund, the portfolio managers analyze a company's intrinsic value (the present value of the cash that can be taken out of a company in the future) and attempt to determine the price that a knowledgeable investor would be willing to pay for the entire company given its financial characteristics, management, industry position and growth potential. Then, the portfolio managers compare the company's market valuation relative to its intrinsic business value.

The fund generally invests in higher quality companies that are trading at significant discounts to the portfolio managers' estimates of their intrinsic value. These companies may include, to a limited extent, medium and smaller sized companies. The portfolio managers typically look for companies that possess the following characteristics:

•	Leading market positions

•	High barriers to market entry and other competitive or technological advantages

•	High returns on equity and invested capital

•	Consistent operating history

•	Capable management

•	Solid balance sheets

•	Good growth prospects

The fund's portfolio managers employ a blended investment style, which they generally characterize as "growth at a reasonable price." However, the portfolio managers may prefer a certain investment style and look for growth stocks or value stocks when warranted by market conditions and other factors.

The fund seeks to provide investors with competitive after-tax investment returns by holding quality securities for the long term, which is designed to give the fund greater tax-efficiency. The fund anticipates that capital growth will be accompanied by dividend income and growth of dividend income over time.

The fund typically sells securities in companies when their market valuations rise significantly above the portfolio managers' estimates of intrinsic business values, long-term economic fundamentals significantly deteriorate, or better opportunities are presented in the marketplace.

[Side Bar]

Concepts to understand

Growth companies: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively higher price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

Value companies: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

Investment grade fixed-income securities: independent rating organizations analyze and evaluate a bond issuer's credit history and ability to repay debts. Based on their assessment, rating organizations assign letter grades that reflect the issuer's creditworthiness. AAA or Aaa represents the highest credit rating, AA/Aa the second highest, and so on down to D, for defaulted debt. Bonds rated BBB or Baa and above are considered investment grade.

[ICON]      MAIN RISKS

The fund's principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

•	Market risk. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

•	Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

•	Market sector risk. The fund may overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

•	Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund's performance may sometimes be lower or higher than other types of funds. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that may cushion stock prices in market downturns. Value stocks involve the risk that they may never reach what the portfolio managers believe is their full market value, either because the market fails to recognize the stock's intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued.

•	Interest rate and credit risk. The fund's investments in income-producing securities are affected by changes in interest rates and the credit quality of the securities. Typically, a rise in interest rates will adversely affect the prices of such securities and, accordingly, the fund's share price. The longer the effective maturity and duration of such securities held by the fund, the more its share price is likely to react to interest rates. Credit risk is the risk that the issuer of the security will fail to make timely interest or principal payments, or to otherwise honor its obligations. Credit risk includes the possibility that such securities held by the fund will have their credit rating downgraded or will default, potentially lowering the fund's share price.

•	Smaller company risk. To the extent the fund invests in small and midsize companies, it will be subject to additional risks because the earnings and revenues of such companies tend to be less predictable and their share prices more volatile than those of larger, more established companies. In addition, the shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

[Side Bar]

Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities or hold cash. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

Although the fund invests principally in the securities of U.S. issuers, it may invest in foreign securities. To the extent the fund invests in foreign securities, such investments will be subject to special risks including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

[ICON]      PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The fund commenced operations after all of the assets of another investment company advised by the fund's sub-investment adviser, Thompson Plumb Blue Chip Fund (the predecessor fund), were transferred to the fund in exchange for Class J shares of the fund in a tax-free reorganization on February 25, 2005. The fund's Class J shares are not offered in this prospectus. The performance figures for the fund's Class A shares in the bar chart represent the performance of the predecessor fund's shares for its first full calendar year of operations. Sales loads are not reflected in the chart; if they were, the returns shown would have been lower. The performance figures for the fund's Class A, Class B, Class C, Class R and Class T shares in the table represent the performance of the predecessor fund's shares and are compared to the average annual total returns of the S&P 500 Index, a broad-based, unmanaged total return performance benchmark of domestically traded common stocks. These returns have been adjusted to reflect the fund's applicable sales loads. Performance figures have not been adjusted to reflect the fund's estimated operating expenses; if these expenses had been reflected, such performance may have been lower. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. All of the fund's share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the fund's other share classes due to differences in charges and expenses.

After-tax performance is shown only for Class A shares (based on the performance of the predecessor fund's shares, adjusted to reflect the sales load applicable to the fund's Class A shares). After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Year-by-year total returns as of 12/31 each year (%)

Class A shares*

'94	'95	'96	'97	'98	'99	'00	'01	'02	+29.68 '03

Best Quarter: Worst Quarter:	Q2 '03 Q1 '03	+24.86% -8.35%

The fund's year-to-date total return as of 9/30/04 was -2.08%.*

__________________________
* Represents the performance of the predecessor fund's shares.

Average annual total returns as of 12/31/03*

                                              Since inception
Share class                       1 Year          (8/1/02)
----------------------------- --------------- -----------------
Class A
returns before taxes              22.25%           13.04%
                              --------------- -----------------
Class A
returns after taxes on
distributions                     22.16%           12.88%
                              --------------- -----------------
Class A
returns after taxes on
distributions and sale of
fund shares                       14.57%           11.05%
                              --------------- -----------------
Class B
returns before taxes              25.68%           15.21%
                              --------------- -----------------
Class C
returns before taxes              28.68%           17.86%
                              --------------- -----------------
Class R
returns before taxes              29.68%           17.86%
                              --------------- -----------------

Class T
returns before taxes              23.81%           14.10%
                              --------------- -----------------

S&P 500®Index
reflects no deduction for
fees, expenses or taxes           28.69%           17.19%
                              --------------- -----------------

___________________________
* Represents the performance of the predecessor fund's shares, as adjusted to reflect the fund's applicable sales loads.

[Right Side Bar]

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON]      EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table

                                                        Class A      Class B       Class C       Class R      Class T
                                                        -------      -------       -------       -------      -------
Shareholder transaction fees
(fees paid from your account)

Maximum front-end sales charge on                        5.75          none          none          none        4.50
purchases % of offering price

Maximum contingent deferred sales charge (CDSC)          none*         4.00          1.00          none        none*
% of purchase or sale price, whichever is less

Annual fund operating expenses
(expenses paid from fund assets)
% of average daily net assets
Management fees                                           .75           .75           .75           .75         .75
Rule 12b-1 fee                                            none          .75           .75           none        .25
Shareholder services fee                                  .25           .25           .25           none        .25
Other expenses                                            .40           .40           .40           .40         .40

Total                                                    1.40          2.15          2.15          1.15        1.65

___________________
* Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.

Expense example

                                                   1 Year         3 Years
-------------------------------------------------- -------------- -----------
Class A                                            $709           $993

Class B
with redemption                                    $618           $973
without redemption                                 $218           $673

Class C
with redemption                                    $318           $673
without redemption                                 $218           $673

Class R                                            $117           $365

Class T                                            $610           $947

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will be different, the example is for comparison only.

[Right Side Bar]

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

Rule 12b-1 fee: the fee paid to the fund's distributor for financing the sale and distribution of Class B, Class C and Class T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund's distributor for providing shareholder services.

Other expenses: estimated fees to be paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also will make payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund. Actual expenses may be greater or less than the amount listed in the fee table above.

[ICON]     MANAGEMENT

Investment Advisers

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $158 billion in approximately 200 mutual fund portfolios. The fund has agreed to pay Dreyfus a management fee at the annual rate of 0.75% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company with approximately $3.6 trillion of assets under management, administration or custody, including approximately $675 billion under management. Mellon Financial provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon Financial is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Dreyfus has engaged Wisconsin Capital Management, Inc. (Wisconsin Capital), formerly known as Thompson, Plumb & Associates, Inc., located at 1200 John Q. Hammons Drive, Madison, Wisconsin 53717, to serve as the fund's sub-investment adviser. Wisconsin Capital served as the predecessor fund's investment adviser and administrator. Since 1984, Wisconsin Capital has provided investment advice to individuals and institutional clients with substantial investment portfolios. As of June 30, 2004, Wisconsin Capital had approximately $1.4 billion in assets under management. Wisconsin Capital, subject to Dreyfus' supervision and approval, provides investment advisory assistance and research and the day-to-day management of the fund's investments.

All of the outstanding voting stock of Wisconsin Capital is currently owned directly by Thomas G. Plumb. Wisconsin Capital intends to reorganize, on or about January 1, 2005, as a manager-managed limited liability company to be named "Wisconsin Capital Management, LLC." The manager of Wisconsin Capital Management, LLC will be WCM, Inc. an entity owned by Mr. Plumb which will have control and authority over the management and operation of the firm. Mr. Plumb will continue to control Wisconsin Capital following the reorganization through his ownership of the manager, but he will share the allocation of Wisconsin Capital's profits and cash distributions with certain other portfolio managers of the firm. Wisconsin Capital does not expect the reorganization to have any adverse impact on the investment management services it will provide the fund.

David B. Duchow and Timothy R. O'Brien serve as co-portfolio managers for the fund. They managed the predecessor fund since its inception in August 2002. Messrs. Duchow and O'Brien have each been a portfolio manager and investment analyst for Wisconsin Capital since 1992 and 1997, respectively. Thomas G. Plumb and Clint A. Oppermann serve as associate portfolio managers for the fund and assist Messrs. Duchow and O'Brien with investment research and analysis. Since the end of December 2003, Mr. Plumb has been president and sole owner of Wisconsin Capital; prior thereto, he had been vice president of Wisconsin Capital since co-founding it in June 1984. Mr. Oppermann has been vice president and director of research of Wisconsin Capital since November 2001. Since August 1999, Mr. Oppermann has been a portfolio manager for Wisconsin Capital.

Two class actions have been filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and the directors of all or substantially all of the Dreyfus funds and the Dreyfus Founders funds, on behalf of a purported class and derivatively on behalf of said funds, alleging violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, and the common law. The complaints alleged, among other things, (i) that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend Dreyfus funds over other funds, (ii) that such payments were not disclosed to investors, (iii) that economies of scale and soft-dollar benefits were not passed on to investors, and (iv) that 12b-1 fees charged to certain funds that were closed to new investors were also improper. The complaints sought compensatory and punitive damages, rescission of the advisory contracts and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. On April 22, 2004, the actions were consolidated under the caption In re Dreyfus Mutual Funds Fee Litigation, and a consolidated amended complaint was filed on September 13, 2004. While adding new parties and claims under state and federal law, the allegations in the consolidated amended complaint essentially track the allegations in the prior complaints pertaining to 12b-1 fees, directed brokerage, soft dollars and revenue sharing. Dreyfus and the funds believe the allegations to be totally without merit and intend to defend the action vigorously.

Distributor

The fund's distributor is Dreyfus Service Corporation (DSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by the fund. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of Ethics

The fund, Dreyfus, Wisconsin Capital and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

[ICON]     FINANCIAL HIGHLIGHTS

As new classes, financial highlights information is not available for the fund's Class A, B, C, R and T shares as of the date of this prospectus.

YOUR INVESTMENT

[ICON]      SHAREHOLDER GUIDE

The Dreyfus Premier Funds are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and Rule 12b-1 fees for Class B and Class C shares have the same purpose as the front-end sales charge on sales of Class A and Class T shares: to compensate the distributor for concessions and expenses it pays to dealers and financial institutions for selling shares.

Deciding which class of shares to buy

This prospectus offers Class A, B, C, T and R shares of the fund. The different classes represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

When you invest in Class A or Class T shares you generally pay an initial sales charge. Class A shares have no ongoing Rule 12b-1 fees and Class T shares have lower ongoing Rule 12b-1 fees than either Class B or Class C shares. Each class, except Class R shares, is subject to a shareholder service fee. Class R shares are available only to limited types of investors. Please see below for more information regarding the eligibility requirements.

A more complete description of each class follows. You should review these arrangements with your investment professional before determining which class to invest in.

                                       Class A          Class B          Class C         Class T          Class R
-------------------------------------- ---------------- ---------------- --------------- ---------------- --------------
Initial sales charge                   up to 5.75%      none             none            up to 4.50%      none
-------------------------------------- ---------------- ---------------- --------------- ---------------- --------------
Ongoing distribution fee               none             0.75%            0.75%           0.25%            none
(Rule 12b-1 fee)
-------------------------------------- ---------------- ---------------- --------------- ---------------- --------------
Ongoing shareholder service fee        0.25%            0.25%            0.25%           0.25%            none
-------------------------------------- ---------------- ---------------- --------------- ---------------- --------------
Contingent deferred sales charge       1% on sale of    sliding scale    1% on sale of   1% on sale of    none
                                       shares bought    over six years   shares held     shares bought
                                       within one                        for one year    within one
                                       year without                      or less         year without
                                       an initial                                        an initial
                                       sales charge                                      sales charge
                                       as part of an                                     as part of an
                                       investment of                                     investment of
                                       $1 million or                                     $1 million or
                                       more                                              more
-------------------------------------- ---------------- ---------------- --------------- ---------------- --------------
Conversion feature                     no               yes              no              no               no
-------------------------------------- ---------------- ---------------- --------------- ---------------- --------------
Recommended purchase maximum           none             $100,000         $1 million      $1 million       none

Class A share considerations

When you invest in Class A shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge. (See "Sales charge reductions and waivers.")

Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class B or Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class B or Class C shares, and paying an up-front sales charges if you:

•	plan to own the shares for an extended period of time, since the higher ongoing service and/or Rule 12b-1 fees on Class B and Class C shares may eventually exceed the cost of the up-front sales charge

•	qualify for a reduced or waived sales charge

If you invest $1 million or more (and are not eligible to purchase Class R shares), Class A shares will always be the most advantageous choice.

Class A sales charges
                                                         Sales charge           Sales charge
                                                          as a % of               as a % of
Purchase amount                                         offering price               NAV
----------------------------------------------- ------------------------------------------------
Less than $50,000                                           5.75%                   6.10%
$50,000 to $99,999                                          4.50%                   4.70%
$100,000 to $249,999                                        3.50%                   3.60%
$250,000 to $499,999                                        2.50%                   2.60%
$500,000 to $999,999                                        2.00%                   2.00%
$1 million or more*                                          none                   none

*No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Class T share considerations

When you invest in Class T shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment. We also describe below how you may reduce or eliminate the initial sales charge. (See "Sales charge reductions and waivers.")

The initial sales charge on Class A is higher than that of Class T. Nevertheless, you are usually better off purchasing Class A shares rather than Class T shares if you:

•	plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fee on Class T may eventually exceed the initial sales charge differential

•	invest at least $1 million, regardless of your investment horizon, because there is no initial sales charge at that level and Class A has no ongoing Rule 12b-1 fee

Since some of your investment goes to pay an up-front sales charge when you purchase Class T shares, you purchase fewer shares than you would with the same investment in Class B or Class C shares. Nevertheless, you should consider purchasing Class T shares, rather than Class B or Class C shares, and paying an up-front sales charge if you:

• •	qualify for a reduced or waived sales charge are unsure of your expected holding period

Class T sales charges
                                                        Sales charge        Sales charge
                                                         as a % of            as a % of
Purchase amount                                        offering price            NAV
---------------------------------------------- ----------------------------------------------
Less than $50,000                                          4.50%                4.70%
$50,000 to $99,999                                         4.00%                4.20%
$100,000 to $249,999                                       3.00%                3.10%
$250,000 to $499,999                                       2.00%                2.00%
$500,000 to $999,999                                       1.50%                1.50%
$1 million or more*                                         none                none

*No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Sales charge reductions and waivers

To receive a reduction or waiver of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of Dreyfus Premier Funds or Founders Funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads are available, free of charge, at www.dreyfus.com and in the fund's Statement of Additional Information.

You can reduce your initial sales charge in the following ways:

•	Rights of accumulation. You can count toward the amount of your investment your total account value in all share classes of the fund and certain other Dreyfus Premier Funds or Founders Funds that are subject to a sales charge. For example, if you have $1 million invested in shares of certain other Dreyfus Premier Funds or Founders Funds, you can invest in Class A shares of any fund without an initial sales charge. We may terminate or change this privilege at any time on written notice.

•	Letter of intent. You can sign a letter of intent, in which you agree to invest a certain amount (your goal) in the fund and certain other Dreyfus Premier Funds or Founders Funds over a 13-month period, and your initial sales charge will be based on your goal. A 90-day back-dated period can also be used to count previous purchases toward your goal. Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal.

•	Combine with family members. You can also count toward the amount of your investment all investments in certain Dreyfus Premier Funds or Founders Funds, in any class of shares, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges. (See "How to Buy Shares" in the Statement of Additional Information.)

Class A shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

•	full-time or part-time employees, and their family members, of Dreyfus or any of its affiliates

•	board members of Dreyfus and board members of the Dreyfus Family of Funds

•	full-time employees, and their family members, of financial institutions that have entered into selling agreements with the fund's distributor

•	"wrap" accounts for the benefit of clients of financial institutions, provided they have entered into an agreement with the fund's distributor specifying operating policies and standards

•	qualified separate accounts maintained by an insurance company; and any state, county or city or instrumentality thereof

Class A and Class T shares may be purchased at NAV without payment of a sales charge by employees participating in certain qualified or non-qualified employee benefit plans

Class B and Class C share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class B or Class C shares buys more shares than the same investment would in Class A or Class T shares. However, you will pay higher ongoing service and/or distribution fees. Over time these fees may cost you more than paying an initial sales charge on Class A or Class T shares.

Due to availability of sales charge discounts for Class A and Class T shares and the higher ongoing fees for Class B and Class C shares, the fund will generally not accept a purchase order for Class B shares in the amount of $100,000 or more and will generally not accept a purchase order for Class C shares in the amount of $1 million or more. While the fund will take reasonable steps to prevent investments of $100,000 or more in Class B shares, and $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class B shares sold within six years are subject to the following CDSCs:

Class B sales charges
                                                                CDSC as a % of
For shares                                                     amount redeemed
sold in the:                                                subject to the charge
------------------------------------------------------- -------------------------------
First year                                                          4.00%
Second year                                                         4.00%
Third year                                                          3.00%
Fourth year                                                         3.00%
Fifth year                                                          2.00%
Sixth year                                                          1.00%
Thereafter                                                           none

Class B shares convert to Class A shares (which are not subject to a Rule 12b-1 fee) at the end of the calendar quarter six years after the date they were purchased. If you intend to hold your shares less than six years, Class C shares will generally be more economical than Class B shares.

Class C shares redeemed within one year are subject to a 1% CDSC. Unlike Class B shares, Class C shares will never convert to Class A shares. As a result, long-term Class C shareholders pay higher ongoing Rule 12b-1 fees over the life of their investment.

Class R share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class R shares buys more shares than the same investment would in Class A or Class T shares. There is also no CDSC imposed on redemptions of Class R shares, and you do not pay any ongoing service or distribution fees.

Class R shares may be purchased by:

•	a bank trust department or other financial services provider acting on behalf of its customers having a qualified trust or investment account or relationship at such institution

•	a custodian, trustee, investment manager or other entity authorized to act on behalf of a qualified or non-qualified employee benefit plan that has entered an agreement with the fund's distributor or a SEP-IRA

CDSC waivers

The CDSC on Class A, B, C and T shares may be waived in the following cases:

•	permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased

•	redemptions made within one year of death or disability of the shareholder

•	redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 ½

•	redemptions of Class B or Class C shares through the fund's Automatic Withdrawal Plan, if such redemptions do not exceed 12% of the value of the account annually

•	redemptions from qualified and unqualified employee benefit plans

Buying shares

The net asset value (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the NYSE is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are valued on the basis of market quotations or official closing prices. If market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), the fund may value those investments at fair value as determined in accordance with procedures approved by the fund's board. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Foreign securities may trade on days when the fund does not calculate its NAV and thus may affect the fund's NAV on days when investors have no access to the fund.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

Minimum investments

Initial	Additional

Regular accounts Traditional IRAs Spousal IRAs Roth IRAs Education Savings Accounts	$1,000 $750 $750 $750 $500	$100; $500 for Dreyfus TeleTransfer investments no minimum no minimum no minimum no minimum after the first year

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

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Concepts to understand

Net asset value (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but Classes B and C generally are subject to higher annual operating expenses and a CDSC.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. As described above in this prospectus, there are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for additional details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

•	if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

•	the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

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Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

•	amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

•	requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Limitations on selling shares by phone or online

Proceeds sent by	Minimum phone/online	Maximum phone/online

Check* Wire Dreyfus TeleTransfer	no minimum $1,000 $500	$250,000 per day $500,000 for joint accounts every 30 days/$20,000 per day $500,000 for joint accounts every 30 days/$20,000 per day

* Not available online on accounts whose address has been changed within the last 30 days.

General policies

Unless you decline teleservice privileges on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.

Dreyfus discourages excessive trading, short-term market timing and other abusive trading practices. Such trading practices may disrupt portfolio management strategies and harm fund performance. Accordingly, the fund reserves the right to refuse any purchase or exchange request that it believes would materially adversely affect the fund or its operations, including those from any individual or group who, in Dreyfus' view, is likely to engage in excessive trading, short-term market timing or other abusive trading practices. Multiple accounts under common ownership or control may be considered as one account for purposes of determining a pattern of excessive trading, short-term market timing or other abusive trading practices. Protection of shareholder interests is paramount, so that, as an example, transactions placed by suspected excessive traders may not be deemed accepted by the fund and may be cancelled or revoked by the fund on the next business day following receipt by the fund or its transfer agent. While the fund will take reasonable steps to prevent trading practices believed to be harmful to the fund, it may not be able to identify such trading conducted through certain financial intermediaries or omnibus accounts.

The fund also reserves the right to:

•	refuse any purchase or exchange request

•	change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

•	change its minimum investment amounts

•	delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

•	"redeem in kind," or make payments in securities rather than cash, if the amount you are redeeming is large enough to affect fund operations (for example, if it exceeds 1% of the fund's assets)

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Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; Education Savings Accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

[ICON]      DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including interest income and distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your redemption of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive upon redemption.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.

[ICON]      SERVICES FOR FUND INVESTORS

The third party through whom you purchased fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

For investing

Dreyfus Automatic Asset Builder®	For making automatic investments from a designated bank account.

Dreyfus Payroll Savings Plan	For making automatic investments through a payroll deduction.

Dreyfus Government Direct Deposit Privilege	For making automatic investments from your federal employment, Social Security or other regular federal government check.

Dreyfus Dividend Sweep	For automatically reinvesting the dividends and distributions from the fund into another Dreyfus fund or certain Founders-advised funds (not available for IRAs).

For exchanging shares

Dreyfus Auto-Exchange Privilege	For making regular exchanges from the fund into another Dreyfus fund or certain Founders-advised funds.

For selling shares

Dreyfus Automatic Withdrawal Plan	For making regular withdrawals from most Dreyfus
funds. There will be no CDSC on Class B or Class
C shares, as long as the amount of any withdrawal
does not exceed on an annual basis 12% of the
greater of the account value at the time of the first
withdrawal under the plan, or at the time of the
subsequent withdrawal.

Exchange privilege

You can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call, or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative.

Reinvestment privilege

Upon written request, you can reinvest up to the number of Class A, Class B or Class T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

Every fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

INSTRUCTIONS FOR REGULAR ACCOUNTS

TO OPEN AN ACCOUNT

[ICON]      In Writing

Complete the application.
Mail your application and a check to:
Name of Fund
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing

[ICON]      By Telephone

Wire Call us to request an account application and an account number. Have your bank send your investment to The Bank of New York, with these instructions:
•    ABA# 021000018
•    DDA# 8900479132
•    the fund name
•    the share class
•    your account number
•    name(s) of investor(s)
•    dealer number if applicable

Return your application with the account number on the application.

[ICON]      Online (www.dreyfus.com)

[ICON]      Automatically

With an initial investment Indicate on your application which automatic service(s) you want. Return your application with your investment.

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
Name of Fund
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing

Wire Have your bank send your investment to The Bank of New York, with these instructions:
•    ABA# 021000018
•    DDA # 8900479132
•    the fund name
•    the share class
•    your account number
•    name(s) of investor(s)
•    dealer number if applicable

Electronic check Same as wire, but insert "666" before your 14-digit account number.

Dreyfus TeleTransfer Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

Dreyfus TeleTransfer Request Dreyfus TeleTransfer on your application. Visit the Dreyfus Website to request your transaction.

All services Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a letter of instruction that includes:
•    your name(s) and signature(s)
•    your account number
•    the fund name
•    the share class
•    the dollar amount you want to sell
•    how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Shareholder Guide—Selling Shares").

Mail your request to:
The Dreyfus Family of Funds
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing

Wire Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

Check Call us or your financial representative to request your transaction. A check will be sent to the address of record.

Wire Visit the Dreyfus Website to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Visit the Dreyfus Website to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

Check Visit the Dreyfus Website to request your transaction. A check will be sent to the address of record.

Dreyfus Automatic Withdrawal Plan Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

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To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611.

Make checks payable to: The Dreyfus Family of Funds.

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Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

INSTRUCTIONS FOR IRAS

TO OPEN AN ACCOUNT

[ICON]      In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:
The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA 02205-8568
Attn: Institutional Processing

[ICON]      By Telephone

[ICON]      Automatically

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to:

The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA 02205-8568
Attn: Institutional Processing

Wire Have your bank send your investment to The Bank of New York, with these instructions:
•    ABA # 021000018
•    DDA# 8900479132
•    the fund name
•    the share class
•    your account number
•    name of investor
•    the contribution year
•    dealer number if applicable

Electronic check Same as wire, but insert "666" before your 14-digit account number.

All services Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:
•   your name and signature
•    your account number
•    the fund name
•    the share class
•    the dollar amount you want to sell
•    how and where to send the proceeds
•    whether the distribution is qualified or premature
•    whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see "Shareholder Guide—Selling Shares").

Mail your request to:

The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA 02205-8568
Attn: Institutional Processing

Systematic Withdrawal Plan Call us to request instructions to establish the plan.

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For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611.

Make checks payable to: The Dreyfus Trust Company, Custodian.

FOR MORE INFORMATION

Dreyfus Premier Blue Chip Fund
A series of Dreyfus Premier Manager Funds II
SEC file number: 811-21327

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes performance, lists portfolio holdings and discusses recent market conditions, economic trends and investment strategies that significantly affected the performance of the fund's predecessor fund during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

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To obtain information:

By telephone
Call your financial representative or 1-800-554-4611

By mail Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

©2004 Dreyfus Service Corporation

DREYFUS PREMIER SELECT FUND

Seeks a high level of long-term capital appreciation
by investing in the stocks of select companies

PROSPECTUS October 13, 2004

As Revised, November 15, 2004

You, Your Advisor And
DREYFUS [LOGO]
A Mellon Financial Company

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these securities or passed upon the
adequacy of this prospectus. Any representation
to the contrary is a criminal offense.

CONTENTS

THE FUND

Goal/Approach

Main Risks

Past Performance

Expenses

Management

Financial Highlights

YOUR INVESTMENT

Shareholder Guide

Distributions and Taxes

Services for Fund Investors

Instructions for Regular Accounts

Instructions for IRAs

FOR MORE INFORMATION

See back cover.

Dreyfus Premier Select Fund	THE FUND
Ticker Symbols:	Class A: Class B: Class C: Class R: Class T:

[ICON]      GOAL/APPROACH

The fund seeks a high level of long-term capital appreciation. To pursue this goal, the fund invests in a select portfolio of companies that the portfolio managers believe are undervalued and have the potential for growth. The fund invests primarily in common stocks and, under normal circumstances, will maintain positions in approximately 20 to 40 companies.

In selecting investments for the fund, the portfolio managers analyze both the quality of the company and its business and the company's market valuation relative to its intrinsic business value. The fund typically invests in average or higher quality companies when their shares are trading at significant discounts to the portfolio managers' estimates of intrinsic values.

In choosing stocks for the fund to invest in, the portfolio managers look for companies that possess most of the following characteristics:

•	Good growth prospects

•	Leading market positions

•	Consistent operating history

•	Capable management

•	High barriers to market entry and other competitive or technological advantages

•	Attractive returns on equity and assets

•	Relatively low debt burdens

The intrinsic value of a business is the present value of the cash that can be taken out of it in the future. The portfolio managers estimate a company's intrinsic value through the use of proprietary models based on discounted free cash flow methodologies and "cross-checked" with historical absolute and relative valuation measures.

The fund generally invests in larger companies, but may invest in companies of any market capitalization range and may occasionally emphasize companies in certain size ranges that are then generally regarded as undervalued. Some of the stocks in which the fund invests may be those of smaller companies whose market capitalizations are less than $1 billion.

The fund's stock investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings (IPOs). The fund also may invest in other securities, including fixed-income securities such as bonds and short-term debt instruments (up to 5% of the fund's total assets may be invested in fixed-income securities rated below investment grade). The fund may hold a significant portion of its assets in cash, fixed-income securities and short-term instruments when the portfolio managers believe stocks of companies that meet the fund's criteria are in short supply or when the portfolio managers are otherwise unable to locate an adequate number of such stocks. The fund will generally reduce its holdings of cash and such other securities as more attractive equity investments become available.

The fund typically sells securities in companies when their market valuations rise significantly above the portfolio managers' estimates of intrinsic business values, long-term economic fundamentals significantly deteriorate, or better opportunities are presented in the marketplace.

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Concepts to understand

Value companies: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

Large companies: established companies that tend to have long histories of operation, well-established business relationships, substantial resources and the ability to weather change and economic downturn.

[ICON]      MAIN RISKS

The fund's principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

•	Selection risk. The particular securities that are selected for the fund may not perform as well as the fund's portfolio managers expected when the fund bought them, and the fund may underperform the securities markets generally and other funds with similar objectives.

•	Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

•	Market risk. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

•	Value stock risk. Value stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

•	Market sector risk. The fund may overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

•	Smaller company risk. Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the fund's investments will rise and fall based on investor perception rather than economic factors. Other investments, including special situations, are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.

•	IPO risk. The fund may purchase securities of companies in IPOs. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.

•	Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

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Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities or hold cash. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

Any investment in fixed-income securities will be subject primarily to interest rate and credit risks. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, to the extent the fund invests in bonds, the fund's share price. The longer the effective maturity and duration of these investments, the more likely the fund's share price will react to interest rates. Credit risk is the risk that the issuer of the security will fail to make timely interest or principal payments, and includes the possibility that any of the fund's fixed-income investments will have its credit rating downgraded. The fund may hold a significant portion of its assets in cash, fixed-income securities and short-term instruments until more attractive equity investments become available. The fund's holdings of cash and such securities will make it more difficult for the fund to achieve its objective and limit its ability to participate in market advances.

Although the fund invests principally in the securities of U.S. issuers, it may invest in foreign securities. To the extent the fund invests in foreign securities, such investments will be subject to special risks including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

[ICON]      PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The fund commenced operations after all of the assets of another investment company advised by the fund's sub-investment adviser, Thompson Plumb Select Fund (the predecessor fund), were transferred to the fund in exchange for Class J shares of the fund in a tax-free reorganization on February 25, 2005. The fund's Class J shares are not offered in this prospectus. The performance figures for the fund's Class A shares in the bar chart represent the changes in the performance of the predecessor fund's shares from year to year. Sales loads are not reflected in the chart; if they were, the returns shown would have been lower. The performance figures for the fund's Class A, Class B, Class C, Class R and Class T shares in the table represent the performance of the predecessor fund's shares and are compared to the average annual total returns of the S&P 500 Index, a broad-based, unmanaged total return performance benchmark of domestically traded common stocks. These returns have been adjusted to reflect the fund's applicable sales loads. Performance figures have not been adjusted to reflect the fund's estimated operating expenses; if these expenses had been reflected, such performance may have been lower. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. All of the fund's share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the fund's other share classes due to differences in charges and expenses.

After-tax performance is shown only for Class A shares (based on the performance of the predecessor fund's shares, adjusted to reflect the sales load applicable to the fund's Class A shares). After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Year-by-year total returns as of 12/31 each year (%)

Class A shares*

'94	'95	'96	'97	'98	'99	'00	'01	-19.41 '02	+37.32 '03

Best Quarter: Worst Quarter:	Q2 '03 Q2 '02	+32.83% -20.04%

The fund's year-to-date total return as of 9/30/04 was -2.38%.*

________________________
* Represents the performance of the predecessor fund's shares.

Average annual total returns as of 12/31/03*

                                              Since inception
Share class                       1 Year         (12/3/01)
----------------------------- --------------- -----------------
Class A
returns before taxes              29.38%           3.90%
                              --------------- -----------------
Class A
returns after taxes on
distributions                     29.26%           3.72%
                              --------------- -----------------
Class A
returns after taxes on
distributions and sale of
fund shares                       19.25%           3.23%
                              --------------- -----------------
Class B
returns before taxes              33.32%           5.09%
                              --------------- -----------------
Class C
returns before taxes              36.32%           6.90%
                              --------------- -----------------
Class R
returns before taxes              37.32%           6.90%
                              --------------- -----------------
Class T
returns before taxes              31.16%           4.57%
                              --------------- -----------------
S&P 500®Index
reflects no deduction for
fees, expenses or taxes           28.69%           0.54%
                              --------------- -----------------

__________________________
* Represents the performance of the predecessor fund's shares, as adjusted to reflect the fund's applicable sales loads.

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What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON]      EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table

                                                        Class A      Class B       Class C       Class R      Class T
                                                        -------      -------       -------       -------      -------
Shareholder transaction fees
(fees paid from your account)

Maximum front-end sales charge on                        5.75          none          none          none        4.50
purchases  % of offering price

Maximum contingent deferred sales charge (CDSC)  %       none*         4.00          1.00          none        none*
of purchase or sale price, whichever is less

Annual fund operating expenses
(expenses paid from fund assets)
 % of average daily net assets
Management fees                                           .80           .80           .80           .80          .80
Rule 12b-1 fee                                            none          .75           .75           none         .25
Shareholder services fee                                  .25           .25           .25           none         .25
Other expenses                                            .40           .40           .40           .40          .40

Total                                                    1.45          2.20          2.20          1.20         1.70

__________________
* Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.

Expense example

                                            1 Year         3 Years
------------------------------------------------------------------
Class A                                     $714          $1,007

Class B
with redemption                             $623            $988
without redemption                          $223            $688

Class C
with redemption                             $323            $688
without redemption                          $223            $688

Class R                                     $122            $381

Class T                                     $615            $962

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will be different, the example is for comparison only.

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Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

Rule 12b-1 fee: the fee paid to the fund's distributor for financing the sale and distribution of Class B, Class C and Class T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund's distributor for providing shareholder services.

Other expenses: estimated fees to be paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also will make payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund. Actual expenses may be greater or less than the amounts listed in the fee table above.

[ICON]     MANAGEMENT

Investment Advisers

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $158 billion in approximately 200 mutual fund portfolios. The fund has agreed to pay Dreyfus a management fee at the annual rate of 0.80% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company with approximately $3.6 trillion of assets under management, administration or custody, including approximately $675 billion under management. Mellon Financial provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon Financial is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Dreyfus has engaged Wisconsin Capital Management, Inc. (Wisconsin Capital), formerly known as Thompson, Plumb & Associates, Inc., located at 1200 John Q. Hammons Drive, Madison, Wisconsin 53717, to serve as the fund's sub-investment adviser. Wisconsin Capital served as the predecessor fund's investment adviser and administrator. Since 1984, Wisconsin Capital has provided investment advice to individuals and institutional clients with substantial investment portfolios. As of June 30, 2004, Wisconsin Capital had approximately $1.4 billion in assets under management. Wisconsin Capital, subject to Dreyfus' supervision and approval, provides investment advisory assistance and research and the day-to-day management of the fund's investments.

All of the outstanding voting stock of Wisconsin Capital is currently owned directly by Thomas G. Plumb. Wisconsin Capital intends to reorganize, on or about January 1, 2005, as a manager-managed limited liability company to be named "Wisconsin Capital Management, LLC." The manager of Wisconsin Capital Management, LLC will be WCM, Inc. an entity owned by Mr. Plumb which will have control and authority over the management and operation of the firm. Mr. Plumb will continue to control Wisconsin Capital following the reorganization through his ownership of the manager, but he will share the allocation of Wisconsin Capital's profits and cash distributions with certain other portfolio managers of the firm. Wisconsin Capital does not expect the reorganization to have any adverse impact on the investment management services it will provide the fund.

Clint A. Oppermann serves as primary portfolio manager for the fund. He managed the predecessor fund since its inception in December 2001. Mr. Oppermann has been vice president and director of research of Wisconsin Capital since November 2001. Since August 1999, Mr. Oppermann has been a portfolio manager for Wisconsin Capital. Thomas G. Plumb, David B. Duchow, and Timothy R. O'Brien serve as associate portfolio managers for the fund and assist Mr. Oppermann with investment research and analysis. Since the end of December 2003, Mr. Plumb has been president and sole owner of Wisconsin Capital; prior thereto, he had been vice-president of Wisconsin Capital since co-founding it in June 1984. Messrs. Duchow and O'Brien have each been a portfolio manager and investment analyst for Wisconsin Capital since 1992 and 1997, respectively.

Two class actions have been filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and the directors of all or substantially all of the Dreyfus funds and the Dreyfus Founders funds, on behalf of a purported class and derivatively on behalf of said funds, alleging violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, and the common law. The complaints alleged, among other things, (i) that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend Dreyfus funds over other funds, (ii) that such payments were not disclosed to investors, (iii) that economies of scale and soft-dollar benefits were not passed on to investors, and (iv) that 12b-1 fees charged to certain funds that were closed to new investors were also improper. The complaints sought compensatory and punitive damages, rescission of the advisory contracts and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. On April 22, 2004, the actions were consolidated under the caption In re Dreyfus Mutual Funds Fee Litigation, and a consolidated amended complaint was filed on September 13, 2004. While adding new parties and claims under state and federal law, the allegations in the consolidated amended complaint essentially track the allegations in the prior complaints pertaining to 12b-1 fees, directed brokerage, soft dollars and revenue sharing. Dreyfus and the funds believe the allegations to be totally without merit and intend to defend the action vigorously.

Distributor

The fund's distributor is Dreyfus Service Corporation (DSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by the fund. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of Ethics

The fund, Dreyfus, Wisconsin Capital and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

[ICON]     FINANCIAL HIGHLIGHTS

As new classes, financial highlights information is not available for the fund's Class A, B, C, R and T shares as of the date of this prospectus.

YOUR INVESTMENT

[ICON]     SHAREHOLDER GUIDE

The Dreyfus Premier Funds are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and Rule 12b-1 fees for Class B and Class C shares have the same purpose as the front-end sales charge on sales of Class A and Class T shares: to compensate the distributor for concessions and expenses it pays to dealers and financial institutions for selling shares.

Deciding which class of shares to buy

This prospectus offers Class A, B, C, T and R shares of the fund. The different classes represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

When you invest in Class A or Class T shares you generally pay an initial sales charge. Class A shares have no ongoing Rule 12b-1 fees and Class T shares have lower ongoing Rule 12b-1 fees than either Class B or Class C shares. Each class, except Class R shares, is subject to a shareholder service fee. Class R shares are available only to limited types of investors. Please see below for more information regarding the eligibility requirements.

A more complete description of each class follows. You should review these arrangements with your investment professional before determining which class to invest in.

                                       Class A          Class B          Class C         Class T          Class R
-------------------------------------- ---------------- ---------------- --------------- ---------------- --------------
Initial sales charge                   up to 5.75%      none             none            up to 4.50%      none
-------------------------------------- ---------------- ---------------- --------------- ---------------- --------------
Ongoing distribution fee               none             0.75%            0.75%           0.25%            none
(Rule 12b-1 fee)
-------------------------------------- ---------------- ---------------- --------------- ---------------- --------------
Ongoing shareholder service fee        0.25%            0.25%            0.25%           0.25%            none
-------------------------------------- ---------------- ---------------- --------------- ---------------- --------------
Contingent deferred sales charge       1% on sale of    sliding scale    1% on sale of   1% on sale of    none
                                       shares bought    over six years   shares held     shares bought
                                       within one                        for one year    within one
                                       year without                      or less         year without
                                       an initial                                        an initial
                                       sales charge                                      sales charge
                                       as part of an                                     as part of an
                                       investment of                                     investment of
                                       $1 million or                                     $1 million or
                                       more                                              more
-------------------------------------- ---------------- ---------------- --------------- ---------------- --------------
Conversion feature                     no               yes              no              no               no
-------------------------------------- ---------------- ---------------- --------------- ---------------- --------------
Recommended purchase maximum           none             $100,000         $1 million      $1 million       none

Class A share considerations

When you invest in Class A shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge. (See "Sales charge reductions and waivers.")

Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class B or Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class B or Class C shares, and paying an up-front sales charges if you:

•	plan to own the shares for an extended period of time, since the higher ongoing service and/or Rule 12b-1 fees on Class B and Class C shares may eventually exceed the cost of the up-front sales charge

•	qualify for a reduced or waived sales charge

If you invest $1 million or more (and are not eligible to purchase Class R shares), Class A shares will always be the most advantageous choice.

Class A sales charges

                                               Sales charge       Sales charge
                                                as a % of           as a % of
Purchase amount                               offering price           NAV
------------------------------ --------------------------------------------------
Less than $50,000                                 5.75%               6.10%
$50,000 to $99,999                                4.50%               4.70%
$100,000 to $249,999                              3.50%               3.60%
$250,000 to $499,999                              2.50%               2.60%
$500,000 to $999,999                              2.00%               2.00%
$1 million or more*                                none               none

*No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Class T share considerations

When you invest in Class T shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment. We also describe below how you may reduce or eliminate the initial sales charge. (See "Sales charge reductions and waivers.")

The initial sales charge on Class A is higher than that of Class T. Nevertheless, you are usually better off purchasing Class A shares rather than Class T shares if you:

•	plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fee on Class T may eventually exceed the initial sales charge differential

•	invest at least $1 million, regardless of your investment horizon, because there is no initial sales charge at that level and Class A has no ongoing Rule 12b-1 fee

Since some of your investment goes to pay an up-front sales charge when you purchase Class T shares, you purchase fewer shares than you would with the same investment in Class B or Class C shares. Nevertheless, you should consider purchasing Class T shares, rather than Class B or Class C shares, and paying an up-front sales charge if you:

• •	qualify for a reduced or waived sales charge are unsure of your expected holding period

Class T sales charges

                                              Sales charge             Sales charge
                                               as a % of                 as a % of
Purchase amount                              offering price                 NAV
------------------------------------ -------------------------------------------------
Less than $50,000                                4.50%                     4.70%
$50,000 to $99,999                               4.00%                     4.20%
$100,000 to $249,999                             3.00%                     3.10%
$250,000 to $499,999                             2.00%                     2.00%
$500,000 to $999,999                             1.50%                     1.50%
$1 million or more*                               none                     none

*No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Sales charge reductions and waivers

To receive a reduction or waiver of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of Dreyfus Premier Funds or Founders Funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads are available, free of charge, at www.dreyfus.com and in the fund's Statement of Additional Information.

You can reduce your initial sales charge in the following ways:

•	Rights of accumulation. You can count toward the amount of your investment your total account value in all share classes of the fund and certain other Dreyfus Premier Funds or Founders Funds that are subject to a sales charge. For example, if you have $1 million invested in shares of certain other Dreyfus Premier Funds or Founders Funds, you can invest in Class A shares of any fund without an initial sales charge. We may terminate or change this privilege at any time on written notice.

•	Letter of intent. You can sign a letter of intent, in which you agree to invest a certain amount (your goal) in the fund and certain other Dreyfus Premier Funds or Founders Funds over a 13-month period, and your initial sales charge will be based on your goal. A 90-day back-dated period can also be used to count previous purchases toward your goal. Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal.

•	Combine with family members. You can also count toward the amount of your investment all investments in certain Dreyfus Premier Funds or Founders Funds, in any class of shares, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges. (See "How to Buy Shares" in the Statement of Additional Information.)

Class A shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

•	full-time or part-time employees, and their family members, of Dreyfus or any of its affiliates

•	board members of Dreyfus and board members of the Dreyfus Family of Funds

•	full-time employees, and their family members, of financial institutions that have entered into selling agreements with the fund's distributor

•	"wrap" accounts for the benefit of clients of financial institutions, provided they have entered into an agreement with the fund's distributor specifying operating policies and standards

•	qualified separate accounts maintained by an insurance company; and any state, county or city or instrumentality thereof

Class A and Class T shares may be purchased at NAV without payment of a sales charge by employees participating in certain qualified or non-qualified employee benefit plans

Class B and Class C share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class B or Class C shares buys more shares than the same investment would in Class A or Class T shares. However, you will pay higher ongoing service and/or distribution fees. Over time these fees may cost you more than paying an initial sales charge on Class A or Class T shares.

Due to availability of sales charge discounts for Class A and Class T shares and the higher ongoing fees for Class B and Class C shares, the fund will generally not accept a purchase order for Class B shares in the amount of $100,000 or more and will generally not accept a purchase order for Class C shares in the amount of $1 million or more. While the fund will take reasonable steps to prevent investments of $100,000 or more in Class B shares, and $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class B shares sold within six years are subject to the following CDSCs:

Class B sales charges

                                                     CDSC as a % of
For shares                                          amount redeemed
sold in the:                                     subject to the charge
-------------------------------------------- -------------------------------
First year                                               4.00%
Second year                                              4.00%
Third year                                               3.00%
Fourth year                                              3.00%
Fifth year                                               2.00%
Sixth year                                               1.00%
Thereafter                                                none

Class B shares convert to Class A shares (which are not subject to a Rule 12b-1 fee) at the end of the calendar quarter six years after the date they were purchased. If you intend to hold your shares less than six years, Class C shares will generally be more economical than Class B shares.

Class C shares redeemed within one year are subject to a 1% CDSC. Unlike Class B shares, Class C shares will never convert to Class A shares. As a result, long-term Class C shareholders pay higher ongoing Rule 12b-1 fees over the life of their investment.

Class R share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class R shares buys more shares than the same investment would in Class A or Class T shares. There is also no CDSC imposed on redemptions of Class R shares, and you do not pay any ongoing service or distribution fees.

Class R shares may be purchased by:

•	a bank trust department or other financial services provider acting on behalf of its customers having a qualified trust or investment account or relationship at such institution

•	a custodian, trustee, investment manager or other entity authorized to act on behalf of a qualified or non-qualified employee benefit plan that has entered an agreement with the fund's distributor or a SEP-IRA

CDSC waivers

The CDSC on Class A, B, C and T shares may be waived in the following cases:

•	permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased

•	redemptions made within one year of death or disability of the shareholder

•	redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 ½

•	redemptions of Class B or Class C shares through the fund's Automatic Withdrawal Plan, if such redemptions do not exceed 12% of the value of the account annually

•	redemptions from qualified and unqualified employee benefit plans

Buying shares

The net asset value (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the NYSE is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are valued on the basis of market quotations or official closing prices. If market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), the fund may value those investments at fair value as determined in accordance with procedures approved by the fund's board. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Foreign securities may trade on days when the fund does not calculate its NAV and thus may affect the fund's NAV on days when investors have no access to the fund.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

Minimum investments

Initial	Additional

Regular accounts Traditional IRAs Spousal IRAs Roth IRAs Education Savings Accounts	$1,000 $750 $750 $750 $500	$100; $500 for Dreyfus TeleTransfer investments no minimum no minimum no minimum no minimum after the first year

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

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Concepts to understand

Net asset value (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but Classes B and C generally are subject to higher annual operating expenses and a CDSC.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. As described above in this prospectus, there are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for additional details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

•	if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

•	the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

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Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

•	amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

•	requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Limitations on selling shares by phone or online

Proceeds sent by	Minimum phone/online	Maximum phone/online

Check* Wire Dreyfus TeleTransfer	no minimum $1,000 $500	$250,000 per day $500,000 for joint accounts every 30 days/$20,000 per day $500,000 for joint accounts every 30 days/$20,000 per day

* Not available online on accounts whose address has been changed within the last 30 days.

General policies

Unless you decline teleservice privileges on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.

Dreyfus discourages excessive trading, short-term market timing and other abusive trading practices. Such trading practices may disrupt portfolio management strategies and harm fund performance. Accordingly, the fund reserves the right to refuse any purchase or exchange request that it believes would materially adversely affect the fund or its operations, including those from any individual or group who, in Dreyfus' view, is likely to engage in excessive trading, short-term market timing or other abusive trading practices. Multiple accounts under common ownership or control may be considered as one account for purposes of determining a pattern of excessive trading, short-term market timing or other abusive trading practices. Protection of shareholder interests is paramount, so that, for example, transactions placed by suspected excessive traders may not be deemed accepted by the fund and may be cancelled or revoked by the fund on the next business day following receipt by the fund or its transfer agent. While the fund will take reasonable steps to prevent trading practices believed to be harmful to the fund, it may not be able to identify such trading conducted through certain financial intermediaries or omnibus accounts.

The fund also reserves the right to:

•	refuse any purchase or exchange request

•	change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

•	change its minimum investment amounts

•	delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

•	"redeem in kind," or make payments in securities rather than cash, if the amount you are redeeming is large enough to affect fund operations (for example, if it exceeds 1% of the fund's assets)

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Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; Education Savings Accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

[ICON]      DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including interest income and distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your redemption of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive upon redemption.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.

[ICON]      SERVICES FOR FUND INVESTORS

The third party through whom you purchased fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

For investing

Dreyfus Automatic Asset Builder®	For making automatic investments from a designated bank account.

Dreyfus Payroll Savings Plan	For making automatic investments through a payroll deduction.

Dreyfus Government Direct Deposit Privilege	For making automatic investments from your federal employment, Social Security or other regular federal government check.

Dreyfus Dividend Sweep	For automatically reinvesting the dividends and distributions from the fund into another Dreyfus fund or certain Founders-advised funds (not available for IRAs).

For exchanging shares

Dreyfus Auto-Exchange Privilege	For making regular exchanges from the fund into another Dreyfus fund or certain Founders-advised funds.

For selling shares

Dreyfus Automatic Withdrawal Plan	For making regular withdrawals from most Dreyfus
funds. There will be no CDSC on Class B or Class
C shares, as long as the amount of any withdrawal
does not exceed on an annual basis 12% of the
greater of the account value at the time of the first
withdrawal under the plan, or at the time of the
subsequent withdrawal.

Exchange privilege

You can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call, or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative.

Reinvestment privilege

Upon written request, you can reinvest up to the number of Class A, Class B or Class T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

Every fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

INSTRUCTIONS FOR REGULAR ACCOUNTS

TO OPEN AN ACCOUNT

[ICON]      In Writing

Complete the application.
Mail your application and a check to:
Name of Fund
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing

[ICON]      By Telephone

Wire Call us to request an account application and an account number. Have your bank send your investment to The Bank of New York, with these instructions:
•    ABA# 021000018
•    DDA# 8900479124
•    the fund name
•    the share class
•    your account number
•    name(s) of investor(s)
•    dealer number if applicable

Return your application with the account number on the application.

[ICON]      Online (www.dreyfus.com)

[ICON]      Automatically

With an initial investment Indicate on your application which automatic service(s) you want. Return your application with your investment.

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
Name of Fund
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing

Wire Have your bank send your investment to The Bank of New York, with these instructions:
•   ABA# 021000018
•    DDA # 8900479124
•    the fund name
•    the share class
•    your account number
•    name(s) of investor(s)
•    dealer number if applicable

Electronic check Same as wire, but insert "666" before your 14-digit account number.

Dreyfus TeleTransfer Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

Dreyfus TeleTransfer Request Dreyfus TeleTransfer on your application. Visit the Dreyfus Website to request your transaction.

All services Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a letter of instruction that includes:
•    your name(s) and signature(s)
•    your account number
•    the fund name
•    the share class
•    the dollar amount you want to sell
•    how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Shareholder Guide—Selling Shares").

Mail your request to:
The Dreyfus Family of Funds
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing

Wire Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

Check Call us or your financial representative to request your transaction. A check will be sent to the address of record.

Wire Visit the Dreyfus Website to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Visit the Dreyfus Website to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

Check Visit the Dreyfus Website to request your transaction. A check will be sent to the address of record.

Dreyfus Automatic Withdrawal Plan Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

[Left Side Bar]

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611.

Make checks payable to: The Dreyfus Family of Funds.

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Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

INSTRUCTIONS FOR IRAS

TO OPEN AN ACCOUNT

[ICON]      In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:
The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA 02205-8568
Attn: Institutional Processing

[ICON]      By Telephone

[ICON]     Automatically

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to:

The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA 02205-8568
Attn: Institutional Processing

Wire Have your bank send your investment to The Bank of New York, with these instructions:
•    ABA # 021000018
•    DDA# 8900479124
•    the fund name
•    the share class
•    your account number
•    name of investor
•    the contribution year
•    dealer number if applicable

Electronic check Same as wire, but insert "666" before your 14-digit account number.

All services Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:
•    your name and signature
•    your account number
•    the fund name
•    the share class
•    the dollar amount you want to sell
•    how and where to send the proceeds
•    whether the distribution is qualified or premature
•    whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see "Shareholder Guide—Selling Shares").

Mail your request to:

The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA 02205-8568
Attn: Institutional Processing

Systematic Withdrawal Plan Call us to request instructions to establish the plan.

[Left Side Bar]

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611.

Make checks payable to: The Dreyfus Trust Company, Custodian.

FOR MORE INFORMATION

Dreyfus Premier Select Fund
A series of Dreyfus Premier Manager Funds II
SEC file number: 811-21327

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes performance, lists portfolio holdings and discusses recent market conditions, economic trends and investment strategies that significantly affected the performance of the fund's predecessor fund during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

[Left Side Bar]

To obtain information:

By telephone
Call your financial representative or 1-800-554-4611

By mail Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

©2004 Dreyfus Service Corporation

DREYFUS PREMIER BLUE CHIP FUND

Seeks long-term growth of capital and income
by investing in the stocks of "blue chip" companies

PROSPECTUS October 13, 2004

As Revised, November 15, 2004

Class J

You, Your Advisor And
DREYFUS [LOGO]
A Mellon Financial Company

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these securities or passed upon the
adequacy of this prospectus. Any representation
to the contrary is a criminal offense.

CONTENTS

THE FUND

Goal/Approach

Main Risks

Past Performance

Expenses

Management

Financial Highlights

YOUR INVESTMENT

Account Policies

Distributions and Taxes

Services for Fund Investors

Instructions for Regular Accounts

Instructions for IRAs

FOR MORE INFORMATION

See back cover.

Dreyfus Premier Blue Chip Fund	THE FUND

Ticker Symbol:   Class J:   n/a

[ICON]      GOAL/APPROACH

The fund seeks long-term growth of capital and income. To pursue this goal, the fund normally invests at least 80% of its assets in the stocks of "blue chip" companies. The fund considers well-established companies with market capitalizations of at least $1 billion if the company's stock is included in the S&P 500 Index or the Dow Jones Industrial Average, or $2 billion if not so included, to be "blue chip" companies.

The fund normally invests 10% to 20% of its assets in income-producing securities. These income-producing securities consist primarily of dividend-paying blue chip and other common stocks, preferred stocks, securities that are convertible into common stocks and investment grade fixed-income securities. The fund may invest up to 20% of its assets in fixed-income securities (up to 5% of which may be invested in fixed-income securities rated below investment grade), including corporate and other debt securities.

In selecting securities for the fund, the portfolio managers analyze a company's intrinsic value (the present value of the cash that can be taken out of a company in the future) and attempt to determine the price that a knowledgeable investor would be willing to pay for the entire company given its financial characteristics, management, industry position and growth potential. Then, the portfolio managers compare the company's market valuation relative to its intrinsic business value.

The fund generally invests in higher quality companies that are trading at significant discounts to the portfolio managers' estimates of their intrinsic value. These companies may include medium and smaller sized companies. The portfolio managers typically look for companies that possess the following characteristics:

• • • • • • •	Leading market positions
High barriers to market entry and other competitive or technological advantages
High returns on equity and invested capital
Consistent operating history
Capable management
Solid balance sheets
Good growth prospects

The fund's portfolio managers employ a blended investment style, which they generally characterize as "growth at a reasonable price." However, the portfolio managers may prefer a certain investment style and look for growth stocks or value stocks when warranted by market conditions and other factors.

The fund seeks to provide investors with competitive after-tax investment returns by holding quality securities for the long term, which is designed to give the fund greater tax-efficiency. The fund anticipates that capital growth will be accompanied by dividend income and growth of dividend income over time.

The fund typically sells securities in companies when their market valuations rise significantly above the portfolio managers' estimates of intrinsic business values, long-term economic fundamentals significantly deteriorate, or better opportunities are presented in the marketplace.

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Concepts to understand

Growth companies: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively higher price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

Value companies: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

Investment grade fixed-income securities: independent rating organizations analyze and evaluate a bond issuer's credit history and ability to repay debts. Based on their assessment, rating organizations assign letter grades that reflect the issuer's creditworthiness. AAA or Aaa represents the highest credit rating, AA/Aa the second highest, and so on down to D, for defaulted debt. Bonds rated BBB or Baa and above are considered investment grade.

[ICON]      MAIN RISKS

The fund's principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

•	Market risk. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

•	Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

•	Market sector risk. The fund may overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

•	Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund's performance may sometimes be lower or higher than other types of funds. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that may cushion stock prices in market downturns. Value stocks involve the risk that they may never reach what the portfolio managers believe is their full market value, either because the market fails to recognize the stock's intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued.

•	Interest rate and credit risk. The fund's investments in income-producing securities are affected by changes in interest rates and the credit quality of the securities. Typically, a rise in interest rates will adversely affect the prices of such securities and, accordingly, the fund's share price. The longer the effective maturity and duration of such securities held by the fund, the more its share price is likely to react to interest rates. Credit risk is the risk that the issuer of the security will fail to make timely interest or principal payments, or to otherwise honor its obligations. Credit risk includes the possibility that such securities held by the fund will have their credit rating downgraded or will default, potentially lowering the fund's share price.

•	Smaller company risk. To the extent the fund invests in small and midsize companies, it will be subject to additional risks because the earnings and revenues of such companies tend to be less predictable and their share prices more volatile than those of larger, more established companies. In addition, the shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

[Side Bar]

Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

Although the fund invests principally in the securities of U.S. issuers, it may invest in foreign securities. To the extent the fund invests in foreign securities, such investments will be subject to special risks including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

[ICON]      PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. It is currently contemplated that before the fund commences operations, substantially all of the assets of another investment company advised by the fund's sub-investment adviser, Thompson Plumb Blue Chip Fund (the predecessor fund), will be transferred to the fund in a tax-free reorganization. If the reorganization is approved by shareholders of the predecessor fund, the reorganization would occur on or about February 25, 2005. The performance figures for the fund's Class J shares in the bar chart represent the performance of the predecessor fund's shares for its first full calendar year of operations. The performance figures for the fund's Class J shares in the table represent the performance of the predecessor fund's shares and are compared to the average annual total returns of the S&P 500 Index, a broad-based, unmanaged total return performance benchmark of domestically traded common stocks. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Year-by-year total returns as of 12/31 each year (%)

Class J shares*

'94	'95	'96	'97	'98	'99	'00	'01	'02	+29.68 '03

Best Quarter: Worst Quarter:	Q2 '03 Q1 '03	+24.86% -8.35%

The fund's year-to-date total return as of 9/30/04 was -2.08%.*

_____________
* Represents the performance of the predecessor fund's shares.

Average annual total returns as of 12/31/03*

                                              Since inception
Share class                       1 Year          (8/1/02)
----------------------------- --------------- -----------------
Class J
returns before taxes              29.68%           17.86%
                              --------------- -----------------
Class J
returns after taxes on
distributions                     29.59%           17.70%
                              --------------- -----------------
Class J
returns after taxes on
distributions and sale of
fund shares                       19.41%           15.18%
                              --------------- -----------------
S&P 500®Index
reflects no deduction for
fees, expenses or taxes           28.69%           17.19%
                              --------------- -----------------

____________________________
* Represents the performance of the predecessor fund's shares.

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What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON]      EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class J in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees for Class J.

Fee table

Annual fund operating expenses
% of average daily net assets

Management fees                                        0.75
Other expenses                                         0.40

Total                                                  1.15

Expense example

1 Year               3 Years            5 Years            10 Years
-------------------- ------------------ ------------------ ------------------
$117                 $365               $633               $1,398

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

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Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. The Dreyfus Corporation has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund's Class J shares for the two-year period following the closing date of the reorganization of the predecessor fund, so that annual fund operating expenses for Class J (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.20%.

Other expenses: estimated fees to be paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also will make payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund. Actual expenses may be greater or less than the amount listed in the fee table above.

[ICON]      MANAGEMENT

Investment Advisers

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $158 billion in approximately 200 mutual fund portfolios. The fund has agreed to pay Dreyfus a management fee at the annual rate of 0.75% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company with approximately $3.6 trillion of assets under management, administration or custody, including approximately $675 billion under management. Mellon Financial provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon Financial is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Dreyfus has engaged Wisconsin Capital Management, Inc. (Wisconsin Capital), formerly known as Thompson, Plumb & Associates, Inc., located at 1200 John Q. Hammons Drive, Madison, Wisconsin 53717, to serve as the fund's sub-investment adviser. Wisconsin Capital served as the predecessor fund's investment adviser and administrator. Since 1984, Wisconsin Capital has provided investment advice to individuals and institutional clients with substantial investment portfolios. As of August 31, 2004, Wisconsin Capital had approximately $1.4 billion in assets under management. Wisconsin Capital, subject to Dreyfus' supervision and approval, provides investment advisory assistance and research and the day-to-day management of the fund's investments.

All of the outstanding voting stock of Wisconsin Capital is currently owned directly by Thomas G. Plumb. Wisconsin Capital intends to reorganize, on or about January 1, 2005, as a manager-managed limited liability company to be named "Wisconsin Capital Management, LLC." The manager of Wisconsin Capital Management, LLC will be WCM, Inc. an entity owned by Mr. Plumb which will have control and authority over the management and operation of the firm. Mr. Plumb will continue to control Wisconsin Capital following the reorganization through his ownership of the manager, but he will share the allocation of Wisconsin Capital's profits and cash distributions with certain other portfolio managers of the firm. Wisconsin Capital does not expect the reorganization to have any adverse impact on the investment management services it will provide the fund.

David B. Duchow and Timothy R. O'Brien serve as co-portfolio managers for the fund. They managed the predecessor fund since its inception in August 2002. Messrs. Duchow and O'Brien have each been a portfolio manager and investment analyst for Wisconsin Capital since 1992 and 1997, respectively. Thomas G. Plumb and Clint A. Oppermann serve as associate portfolio managers for the fund and assist Messrs. Duchow and O'Brien with investment research and analysis. Since the end of December 2003, Mr. Plumb has been president and sole owner of Wisconsin Capital; prior thereto, he had been vice president of Wisconsin Capital since co-founding it in June 1984. Mr. Oppermann has been vice president and director of research of Wisconsin Capital since November 2001. Since August 1999, Mr. Oppermann has been a portfolio manager for Wisconsin Capital.

Two class actions have been filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and the directors of all or substantially all of the Dreyfus funds and the Dreyfus Founders funds, on behalf of a purported class and derivatively on behalf of said funds, alleging violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, and the common law. The complaints alleged, among other things, (i) that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend Dreyfus funds over other funds, (ii) that such payments were not disclosed to investors, (iii) that economies of scale and soft-dollar benefits were not passed on to investors, and (iv) that 12b-1 fees charged to certain funds that were closed to new investors were also improper. The complaints sought compensatory and punitive damages, rescission of the advisory contracts and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. On April 22, 2004, the actions were consolidated under the caption In re Dreyfus Mutual Funds Fee Litigation, and a consolidated amended complaint was filed on September 13, 2004. While adding new parties and claims under state and federal law, the allegations in the consolidated amended complaint essentially track the allegations in the prior complaints pertaining to 12b-1 fees, directed brokerage, soft dollars and revenue sharing. Dreyfus and the funds believe the allegations to be totally without merit and intend to defend the action vigorously.

Distributor

The fund's distributor is Dreyfus Service Corporation (DSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees paid by the fund. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of Ethics

The fund, Dreyfus, Wisconsin Capital and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each of the Dreyfus and Wisconsin Capital code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of each code is to ensure that personal trading by Dreyfus or Wisconsin Capital employees does not disadvantage any fund managed by Dreyfus or Wisconsin Capital, respectively.

[ICON]      FINANCIAL HIGHLIGHTS

The financial highlights information in the following table for the fund's Class J shares represents the financial highlights of the predecessor fund's shares for the fiscal periods indicated. It is currently contemplated that the predecessor fund will be reorganized into the fund on or about February 25, 2005. "Total return" shows how much an investment in the predecessor fund's shares would have increased (or decreased) during each period, assuming all dividends and distributions were reinvested. These financial highlights have been audited (except as noted) by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the predecessor fund and fund, whose report, along with the predecessor fund's financial statements, is included in the predecessor fund's annual report, which is available upon request.

                                                                                         Period from
                                                                                        August 1, 2002
                                                      Six Month                        (commencement of
                                                     Period Ended      Year Ended        operations)
                                                     May 31, 2004     November 30,     through November
Class J                                              (unaudited)          2003             30, 2002
--------------------------------------------------- --------------- ----------------- -------------------
Per-Share Data ($):

Net asset value, beginning of period                    11.79            10.40              10.00

Investment
operations:          Investment income - net             0.02             0.05               0.03

                     Net realized and unrealized
                     gain (loss) on investments          0.54             1.37               0.37

Total from investment operations                         0.56             1.42               0.40

                       Dividends from investment
Distributions:         income - net                     (0.06)           (0.03)               --

                       Dividends from net
                       realized gain on
                       investments                        --               --                 --

Total distributions                                     (0.06)           (0.03)               --

Net asset value, end of period                          12.29            11.79              10.40

Total Return (%)                                         4.73(a)         13.74               4.00(a)
--------------------------------------------------- --------------- ----------------- -------------------

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets                  1.20(b)          1.20               1.20(b)

Ratio of expenses to average net assets without
reimbursement                                            1.75(b)          2.18               3.36(b)

Ratio of net investment income to average net
assets                                                   0.33(b)          0.76               1.02(b)

Ratio of net investment income (loss) to average
net assets without reimbursement                        (0.22)(b)        (0.23)             (1.20)(b)

Portfolio turnover rate                                 11.30(a)         21.30               5.98(a)
--------------------------------------------------- --------------- ----------------- -------------------

Net assets, end of period ($ millions)                  23.2             16.1                6.1

_______________
(a) Calculated on a non-annualized basis.
(b) Calculated on an annualized basis.

YOUR INVESTMENT

[ICON]      ACCOUNT POLICIES

Buying shares

Class J shares will be offered only to shareholders who receive Class J shares in exchange for their shares of the predecessor fund as a result of the reorganization of the predecessor fund.

You pay no sales charges to invest in Class J shares of the fund. Your price for Class J shares is the fund's net asset value per share (NAV) for Class J, which is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the NYSE is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are valued on the basis of market quotations or official closing prices. If market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), the fund may value those investments at fair value as determined in accordance with procedures approved by the fund's board. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Foreign securities may trade on days when the fund does not calculate its NAV and thus may affect the fund's NAV on days when investors have no access to the fund.

Minimum additional investments

Regular accounts Traditional IRAs Spousal IRAs Roth IRAs Education Savings Accounts Dreyfus automatic investment plans	$100; $500 for Dreyfus TeleTransfer investments no minimum no minimum no minimum no minimum after the first year $100

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

•	if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

•	the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

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Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

•	amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

•	requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Limitations on selling shares by phone or online through Dreyfus.com

Proceeds sent by	Minimum phone/online	Maximum phone/online

Check* Wire Dreyfus TeleTransfer	no minimum $1,000 $500	$250,000 per day $500,000 for joint accounts every 30 days/$20,000 per day $500,000 for joint accounts every 30 days/$20,000 per day

* Not available online on accounts whose address has been changed within the last 30 days.

General policies

If you have teleservice privileges, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.

Dreyfus discourages excessive trading, short-term market timing and other abusive trading practices. Such trading practices may disrupt portfolio management strategies and harm fund performance. Accordingly, the fund reserves the right to refuse any purchase or exchange request that it believes would materially adversely affect the fund or its operations, including those from any individual or group who, in Dreyfus' view, is likely to engage in excessive trading, short-term market timing or other abusive trading practices. Multiple accounts under common ownership or control may be considered as one account for purposes of determining a pattern of excessive trading, short-term market timing or other abusive trading practices. Protection of shareholder interests is paramount, so that, for example, transactions placed by suspected excessive traders may not be deemed accepted by the fund and may be cancelled or revoked by the fund on the next business day following receipt by the fund or its transfer agent. While the fund will take reasonable steps to prevent trading practices believed to be harmful to the fund, it may not be able to identify such trading conducted through certain financial intermediaries or omnibus accounts.

The fund also reserves the right to:

•	refuse any purchase or exchange request

•	change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

•	change its minimum investment amounts

•	delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

•	"redeem in kind," or make payments in securities rather than cash, if the amount you are redeeming is large enough to affect fund operations (for example, if it exceeds 1% of the fund's assets)

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Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; Education Savings Accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

[ICON]      DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including interest income and distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your redemption of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive upon redemption.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.

[ICON]      SERVICES FOR FUND INVESTORS

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services by calling 1-800-645-6561.

For investing

Dreyfus Automatic Asset Builder®	For making automatic investments from a designated bank account.

Dreyfus Payroll Savings Plan	For making automatic investments through a payroll deduction.

Dreyfus Government Direct Deposit Privilege	For making automatic investments from your federal employment, Social Security or other regular federal government check.

Dreyfus Dividend Sweep	For automatically reinvesting the dividends and distributions from the fund into another Dreyfus fund or certain Founders-advised funds (not available for IRAs).

For exchanging shares

Dreyfus Auto-Exchange Privilege	For making regular exchanges from the fund into another Dreyfus fund.

For selling shares

Dreyfus Automatic Withdrawal Plan	For making regular withdrawals from most Dreyfus funds.

Exchange privilege

You can exchange your Class J shares worth $500 or more (no minimum for retirement accounts) for Class J shares of Dreyfus Premier Balanced Opportunity Fund or Dreyfus Premier Select Fund. You can request your exchange in writing, by phone or online. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on the shareholder services form.

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Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.

Retirement plans

Dreyfus offers a variety of retirement plans, including traditional and Roth IRAs, and Education Savings Accounts. Here's where you call for information:

•	for traditional, rollover and Roth IRAs, and Education Savings Accounts, call 1-800-645-6561

•	for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call 1-800-358-0910

INSTRUCTIONS FOR REGULAR ACCOUNTS

TO ADD TO AN ACCOUNT

[ICON] In Writing

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105, Newark, NJ 07101-0105

[ICON] By Telephone

Wire Have your bank send your investment to The Bank of New York, with these instructions:
•   ABA# 021000018
•   DDA # 8900479132
•   the fund name
•   the share class
•   your account number
•   name(s) of investor(s)

Electronic check Same as wire, but insert "666" before your 14-digit account number.

Dreyfus TeleTransfer Call us to request a form to add Dreyfus TeleTransfer. Complete and return the form. Call us to request your transaction.

[ICON] Online (www.dreyfus.com)

Dreyfus TeleTransfer Call us to request a form to add Dreyfus TeleTransfer. Complete and return the form. Visit the Dreyfus Website to request your transaction.

[ICON] Automatically

All services Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

[ICON] In Writing

Write a letter of instruction that includes:
•   your name(s) and signature(s)
•   your account number
•   the fund name
•   the share class
•   the dollar amount you want to sell
•   how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies—Selling Shares").

Mail your request to:
The Dreyfus Family of Funds
P.O. Box 55263, Boston, MA 02205-8501

[ICON] By Telephone

Wire Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

Check Call us to request your transaction. A check will be sent to the address of record.

[ICON] Online (www.dreyfus.com)

Wire Visit the Dreyfus Website to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Visit the Dreyfus Website to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

Check Visit the Dreyfus Website to request your transaction. A check will be sent to the address of record.

[ICON] Automatically

Dreyfus Automatic Withdrawal Plan Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

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Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

To reach Dreyfus, call toll-free in the U.S. 1-800-645-6561 Outside the U.S. 516-794-5452

Make checks payable to: The Dreyfus Family of Funds

You can also deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

INSTRUCTIONS FOR IRAS

TO ADD TO AN ACCOUNT

[ICON] In Writing

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to:

The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA 02205-8568

[ICON] By Telephone

Wire Have your bank send your investment to The Bank of New York, with these instructions:
•   ABA # 021000018
•   DDA# 8900479132
•   the fund name
•   the share class
•   your account number
•   name of investor
•   the contribution year

Electronic check Same as wire, but insert "666" before your 14-digit account number.

Telephone Contribution Call to request us to move money from a regular Dreyfus account to an IRA (both accounts must be held in the same shareholder name).

[ICON] Automatically

All services Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

[ICON] In Writing

Write a letter of instruction that includes:
•   your name and signature
•   your account number
•   the fund name
•   the share class
•   the dollar amount you want to sell
•   how and where to send the proceeds
•   whether the distribution is qualified or premature
•   whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see "Account Policies—Selling Shares").

Mail your request to:

The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA 02205-8568

[ICON] Automatically

Systematic Withdrawal Plan Call us to request instructions to establish the plan.

FOR MORE INFORMATION

Dreyfus Premier Blue Chip Fund
A series of Dreyfus Premier Manager Funds II
SEC file number: 811-21327

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes performance, lists portfolio holdings and discusses recent market conditions, economic trends and investment strategies that significantly affected the performance of the fund's predecessor fund during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

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To obtain information:

By telephone
Call your financial representative or 1-800-645-6561

By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from:

SEC http://www.sec.gov

Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

©2004 Dreyfus Service Corporation

DREYFUS PREMIER SELECT FUND

Seeks a high level of long-term capital appreciation
by investing in the stocks of select companies

PROSPECTUS October 13, 2004

As Revised, November 15, 2004

Class J

You, Your Advisor And
DREYFUS [LOGO]
A Mellon Financial Company

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these securities or passed upon the
adequacy of this prospectus. Any representation
to the contrary is a criminal offense.

CONTENTS

THE FUND

Goal/Approach

Main Risks

Past Performance

Expenses

Management

Financial Highlights

YOUR INVESTMENT

Account Policies

Distributions and Taxes

Services for Fund Investors

Instructions for Regular Accounts

Instructions for IRAs

FOR MORE INFORMATION

See back cover.

Dreyfus Premier Select Fund	THE FUND

Ticker Symbol:   Class J:   n/a

[ICON]      GOAL/APPROACH

The fund seeks a high level of long-term capital appreciation. To pursue this goal, the fund invests in a select portfolio of companies that the portfolio managers believe are undervalued and have the potential for growth. The fund invests primarily in common stocks and, under normal circumstances, will maintain positions in approximately 20 to 40 companies.

In selecting investments for the fund, the portfolio managers analyze both the quality of the company and its business and the company's market valuation relative to its intrinsic business value. The fund typically invests in average or higher quality companies when their shares are trading at significant discounts to the portfolio managers' estimates of intrinsic values.

In choosing stocks for the fund to invest in, the portfolio managers look for companies that possess most of the following characteristics:

• • • • • • •	Good growth prospects
Leading market positions
Consistent operating history
Capable management
High barriers to market entry and other competitive or technological advantages
Attractive returns on equity and assets
Relatively low debt burdens

The intrinsic value of a business is the present value of the cash that can be taken out of it in the future. The portfolio managers estimate a company's intrinsic value through the use of proprietary models based on discounted free cash flow methodologies and "cross-checked" with historical absolute and relative valuation measures.

The fund generally invests in larger companies, but may invest in companies of any market capitalization range and may occasionally emphasize companies in certain size ranges that are then generally regarded as undervalued. Some of the stocks in which the fund invests may be those of smaller companies whose market capitalizations are less than $1 billion.

The fund's stock investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings (IPOs). The fund also may invest in other securities, including fixed-income securities such as bonds and short-term debt instruments (up to 5% of the fund's total assets may be invested in fixed-income securities rated below investment grade). The fund may hold a significant portion of its assets in cash, fixed-income securities and short-term instruments when the portfolio managers believe stocks of companies that meet the fund's criteria are in short supply or when the portfolio managers are otherwise unable to locate an adequate number of such stocks. The fund will generally reduce its holdings of cash and such other securities as more attractive equity investments become available.

The fund typically sells securities in companies when their market valuations rise significantly above the portfolio managers' estimates of intrinsic business values, long-term economic fundamentals significantly deteriorate, or better opportunities are presented in the marketplace.

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Concepts to understand

Value companies: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

Large companies: established companies that tend to have long histories of operation, well-established business relationships, substantial resources and the ability to weather change and economic downturn.

[ICON]      MAIN RISKS

The fund's principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

•	Selection risk. The particular securities that are selected for the fund may not perform as well as the fund's portfolio managers expected when the fund bought them, and the fund may underperform the securities markets generally and other funds with similar objectives.

•	Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

•	Market risk. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

•	Value stock risk. Value stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

•	Market sector risk. The fund may overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

•	Smaller company risk. Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the fund's investments will rise and fall based on investor perception rather than economic factors. Other investments, including special situations, are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.

•	IPO risk. The fund may purchase securities of companies in IPOs. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.

•	Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

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Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

Any investment in fixed-income securities will be subject primarily to interest rate and credit risks. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, to the extent the fund invests in bonds, the fund's share price. The longer the effective maturity and duration of these investments, the more likely the fund's share price will react to interest rates. Credit risk is the risk that the issuer of the security will fail to make timely interest or principal payments, and includes the possibility that any of the fund's fixed-income investments will have its credit rating downgraded. The fund may hold a significant portion of its assets in cash, fixed-income securities and short-term instruments until more attractive equity investments become available. The fund's holdings of cash and such securities will make it more difficult for the fund to achieve its objective and limit its ability to participate in market advances.

Although the fund invests principally in the securities of U.S. issuers, it may invest in foreign securities. To the extent the fund invests in foreign securities, such investments will be subject to special risks including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

[ICON]      PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. It is currently contemplated that before the fund commences operations, substantially all of the assets of another investment company advised by the fund's sub-investment adviser, Thompson Plumb Select Fund (the predecessor fund), will be transferred to the fund in a tax-free reorganization. If the reorganization is approved by shareholders of the predecessor fund, the reorganization would occur on or about February 25, 2005. The performance figures for the fund's Class J shares in the bar chart represent the changes in the performance of the predecessor fund's shares from year to year. The performance figures for the fund's Class J shares in the table represent the performance of the predecessor fund's shares and are compared to the average annual total returns of the S&P 500 Index, a broad-based, unmanaged total return performance benchmark of domestically traded common stocks. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Year-by-year total returns as of 12/31 each year (%)

Class J shares*

'94	'95	'96	'97	'98	'99	'00	'01	-19.41 '02	+37.32 '03

Best Quarter: Worst Quarter:	Q2 '03 Q2 '02	+32.83% -20.04%

The fund's year-to-date total return as of 9/30/04 was -2.38%.*

_____________________
* Represents the performance of the predecessor fund's shares.

Average annual total returns as of 12/31/03*

                                              Since inception
Share class                       1 Year         (12/3/01)
----------------------------- --------------- -----------------
Class J
returns before taxes              37.32%           6.90%
                              --------------- -----------------
Class J
returns after taxes on
distributions                     37.19%           6.72%
                              --------------- -----------------
Class J
returns after taxes on
distributions and sale of
fund shares                       24.42%           5.81%
                              --------------- -----------------
S&P 500®Index
reflects no deduction for
fees, expenses or taxes           28.69%           0.54%
                              --------------- -----------------

_____________________
* Represents the performance of the predecessor fund's shares.

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What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON]      EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class J in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees for Class J.

Fee table

Annual fund operating expenses
% of average daily net assets

Management fees                                                      0.80
Other expenses                                                       0.40

Total                                                                1.20

__________________

Expense example

1 Year               3 Years            5 Years            10 Years
-------------------- ------------------ ------------------ ------------------
$122                 $381               $660               $1,455

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

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Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. The Dreyfus Corporation has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund's Class J shares for the two-year period following the closing date of the reorganization of the predecessor fund, so that annual fund operating expenses for Class J (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.30%.

Other expenses: estimated fees to be paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also will make payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund. Actual expenses may be greater or less than the amount listed in the fee table above.

[ICON]      MANAGEMENT

Investment Advisers

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $158 billion in approximately 200 mutual fund portfolios. The fund has agreed to pay Dreyfus a management fee at the annual rate of 0.80% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company with approximately $3.6 trillion of assets under management, administration or custody, including approximately $675 billion under management. Mellon Financial provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon Financial is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Dreyfus has engaged Wisconsin Capital Management, Inc. (Wisconsin Capital), formerly known as Thompson, Plumb & Associates, Inc., located at 1200 John Q. Hammons Drive, Madison, Wisconsin 53717, to serve as the fund's sub-investment adviser. Wisconsin Capital served as the predecessor fund's investment adviser and administrator. Since 1984, Wisconsin Capital has provided investment advice to individuals and institutional clients with substantial investment portfolios. As of August 31, 2004, Wisconsin Capital had approximately $1.4 billion in assets under management. Wisconsin Capital, subject to Dreyfus' supervision and approval, provides investment advisory assistance and research and the day-to-day management of the fund's investments.

All of the outstanding voting stock of Wisconsin Capital is currently owned directly by Thomas G. Plumb. Wisconsin Capital intends to reorganize, on or about January 1, 2005, as a manager-managed limited liability company to be named "Wisconsin Capital Management, LLC." The manager of Wisconsin Capital Management, LLC will be WCM, Inc. an entity owned by Mr. Plumb which will have control and authority over the management and operation of the firm. Mr. Plumb will continue to control Wisconsin Capital following the reorganization through his ownership of the manager, but he will share the allocation of Wisconsin Capital's profits and cash distributions with certain other portfolio managers of the firm. Wisconsin Capital does not expect the reorganization to have any adverse impact on the investment management services it will provide the fund.

Clint A. Oppermann serves as primary portfolio manager for the fund. He managed the predecessor fund since its inception in December 2001. Mr. Oppermann has been vice president and director of research of Wisconsin Capital since November 2001. Since August 1999, Mr. Oppermann has been a portfolio manager for Wisconsin Capital. Thomas G. Plumb, David B. Duchow, and Timothy R. O'Brien serve as associate portfolio managers for the fund and assist Mr. Oppermann with investment research and analysis. Since the end of December 2003, Mr. Plumb has been president and sole owner of Wisconsin Capital; prior thereto, he had been vice president of Wisconsin Capital since co-founding it in June 1984. Messrs. Duchow and O'Brien have each been a portfolio manager and investment analyst for Wisconsin Capital since 1992 and 1997, respectively.

Two class actions have been filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and the directors of all or substantially all of the Dreyfus funds and the Dreyfus Founders funds, on behalf of a purported class and derivatively on behalf of said funds, alleging violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, and the common law. The complaints alleged, among other things, (i) that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend Dreyfus funds over other funds, (ii) that such payments were not disclosed to investors, (iii) that economies of scale and soft-dollar benefits were not passed on to investors, and (iv) that 12b-1 fees charged to certain funds that were closed to new investors were also improper. The complaints sought compensatory and punitive damages, rescission of the advisory contracts and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. On April 22, 2004, the actions were consolidated under the caption In re Dreyfus Mutual Funds Fee Litigation, and a consolidated amended complaint was filed on September 13, 2004. While adding new parties and claims under state and federal law, the allegations in the consolidated amended complaint essentially track the allegations in the prior complaints pertaining to 12b-1 fees, directed brokerage, soft dollars and revenue sharing. Dreyfus and the funds believe the allegations to be totally without merit and intend to defend the action vigorously.

Distributor

The fund's distributor is Dreyfus Service Corporation (DSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees paid by the fund. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of Ethics

The fund, Dreyfus, Wisconsin Capital and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each of the Dreyfus and Wisconsin Capital code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of each code is to ensure that personal trading by Dreyfus or Wisconsin Capital employees does not disadvantage any fund managed by Dreyfus or Wisconsin Capital, respectively.

[ICON]      FINANCIAL HIGHLIGHTS

The financial highlights information in the following table for the fund's Class J shares represents the financial highlights of the predecessor fund's shares for the fiscal periods indicated. It is currently contemplated that the predecessor fund will be reorganized into the fund on or about February 25, 2005. "Total return" shows how much an investment in the predecessor fund's shares would have increased (or decreased) during each period, assuming all dividends and distributions were reinvested. These financial highlights have been audited (except as noted) by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the predecessor fund and fund, whose report, along with the predecessor fund's financial statements, is included in the predecessor fund's annual report, which is available upon request.

                                                                                          Period from
                                                      Six Month                         December 3, 2001
                                                     Period Ended      Year Ended       (commencement of
                                                     May 31, 2004     November 30,    operations) through
Class J                                              (unaudited)          2003         November 30, 2002
--------------------------------------------------- --------------- ----------------- ---------------------
Per-Share Data ($):

Net asset value, beginning of period                   10.61              8.85               10.00

Investment
operations:          Investment income - net            0.01              0.08                0.05

                     Net realized and unrealized
                     gain (loss) on investments         0.07              1.74               (1.20)

Total from investment operations                        0.08              1.82               (1.15)

                       Dividends from investment
Distributions:         income - net                    (0.07)            (0.06)                --

                       Dividends from net
                       realized gain on
                       investments                      --                  --                 --

Total distributions                                    (0.07)            (0.06)                --

Net asset value, end of period                         10.62             10.61                8.85

Total Return (%)                                        0.72(a)          20.69              (11.50)
--------------------------------------------------- --------------- ----------------- ---------------------

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets                 1.30(b)           1.30                1.30

Ratio of expenses to average net assets without
reimbursement                                           1.63(b)           1.70                1.74

Ratio of net investment income to average net
assets                                                  0.24(b)           0.89                0.69

Ratio of net investment income (loss) to average
net assets without reimbursement                       (0.08)(b)          0.47                0.24

Portfolio turnover rate                                21.94(a)          60.27               66.24
--------------------------------------------------- --------------- ----------------- ---------------------

Net assets, end of period ($ millions)                 25.4              22.5                17.8

(a) Calculated on a non-annualized basis.
(b) Calculated on an annualized basis.

YOUR INVESTMENT

[ICON]      ACCOUNT POLICIES

Buying shares

Class J shares will be offered only to shareholders who receive Class J shares in exchange for their shares of the predecessor fund as a result of the reorganization of the predecessor fund.

You pay no sales charges to invest in Class J shares of the fund. Your price for Class J shares is the fund's net asset value per share (NAV) for Class J, which is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the NYSE is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are valued on the basis of market quotations or official closing prices. If market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), the fund may value those investments at fair value as determined in accordance with procedures approved by the fund's board. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Foreign securities may trade on days when the fund does not calculate its NAV and thus may affect the fund's NAV on days when investors have no access to the fund.

Minimum additional investments

Regular accounts Traditional IRAs Spousal IRAs Roth IRAs Education Savings Accounts Dreyfus automatic investment plans	$100; $500 for Dreyfus TeleTransfer investments no minimum no minimum no minimum no minimum after the first year $100

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

•	if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

•	the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

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Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

•	amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

•	requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Limitations on selling shares by phone or online through Dreyfus.com

Proceeds sent by	Minimum phone/online	Maximum phone/online

Check* Wire Dreyfus TeleTransfer	no minimum $1,000 $500	$250,000 per day $500,000 for joint accounts every 30 days/$20,000 per day $500,000 for joint accounts every 30 days/$20,000 per day

* Not available online on accounts whose address has been changed within the last 30 days.

General policies

If you have teleservice privileges, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.

Dreyfus discourages excessive trading, short-term market timing and other abusive trading practices. Such trading practices may disrupt portfolio management strategies and harm fund performance. Accordingly, the fund reserves the right to refuse any purchase or exchange request that it believes would materially adversely affect the fund or its operations, including those from any individual or group who, in Dreyfus' view, is likely to engage in excessive trading, short-term market timing or other abusive trading practices. Multiple accounts under common ownership or control may be considered as one account for purposes of determining a pattern of excessive trading, short-term market timing or other abusive trading practices. Protection of shareholder interests is paramount, so that, for example, transactions placed by suspected excessive traders may not be deemed accepted by the fund and may be cancelled or revoked by the fund on the next business day following receipt by the fund or its transfer agent. While the fund will take reasonable steps to prevent trading practices believed to be harmful to the fund, it may not be able to identify such trading conducted through certain financial intermediaries or omnibus accounts.

The fund also reserves the right to:

•	refuse any purchase or exchange request

•	change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

•	change its minimum investment amounts

•	delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

•	"redeem in kind," or make payments in securities rather than cash, if the amount you are redeeming is large enough to affect fund operations (for example, if it exceeds 1% of the fund's assets)

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Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; Education Savings Accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

__________

[ICON]      DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including interest income and distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your redemption of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive upon redemption.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.

[ICON]      SERVICES FOR FUND INVESTORS

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services by calling 1-800-645-6561.

For investing

Dreyfus Automatic Asset Builder®	For making automatic investments from a designated bank account.

Dreyfus Payroll Savings Plan	For making automatic investments through a payroll deduction.

Dreyfus Government Direct Deposit Privilege	For making automatic investments from your federal employment, Social Security or other regular federal government check.

Dreyfus Dividend Sweep	For automatically reinvesting the dividends and distributions from the fund into another Dreyfus fund or certain Founders-advised funds (not available for IRAs).

For exchanging shares

Dreyfus Auto-Exchange Privilege	For making regular exchanges from the fund into another Dreyfus fund.

For selling shares

Dreyfus Automatic Withdrawal Plan	For making regular withdrawals from most Dreyfus funds.

Exchange privilege

You can exchange your Class J shares worth $500 or more (no minimum for retirement accounts) for Class J shares of Dreyfus Premier Balanced Opportunity Fund or Dreyfus Premier Blue Chip Fund. You can request your exchange in writing, by phone or online. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on the shareholder services form.

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Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.

Retirement plans

Dreyfus offers a variety of retirement plans, including traditional and Roth IRAs, and Education Savings Accounts. Here's where you call for information:

•	for traditional, rollover and Roth IRAs, and Education Savings Accounts, call 1-800-645-6561

•	for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call 1-800-358-0910

INSTRUCTIONS FOR REGULAR ACCOUNTS

TO ADD TO AN ACCOUNT

[ICON] In Writing

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105, Newark, NJ 07101-
0105

[ICON] By Telephone

Wire Have your bank send your investment to The Bank of New York, with these instructions:
•   ABA# 021000018
•   DDA # 8900479124
•   the fund name
•   the share class
•   your account number
•   name(s) of investor(s)

Electronic check Same as wire, but insert "666" before your 14-digit account number.

Dreyfus TeleTransfer Call us to request a form to add Dreyfus TeleTransfer. Complete and return the form. Call us to request your transaction.

[ICON] Online (www.dreyfus.com)

Dreyfus TeleTransfer Call us to request a form to add Dreyfus TeleTransfer. Complete and return the form. Visit the Dreyfus Website to request your transaction.

[ICON] Automatically

All services Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

[ICON] In Writing

Write a letter of instruction that includes:
•    your name(s) and signature(s)
•    your account number
•    the fund name
•    the share class
•    the dollar amount you want to sell
•    how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies—Selling Shares").

Mail your request to:
The Dreyfus Family of Funds
P.O. Box 55263, Boston, MA 02205-8501

[ICON] By Telephone

Wire Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

Check Call us to request your transaction. A check will be sent to the address of record.

[ICON] Online (www.dreyfus.com)

Wire Visit the Dreyfus Website to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Visit the Dreyfus Website to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

Check Visit the Dreyfus Website to request your transaction. A check will be sent to the address of record.

[ICON] Automatically

Dreyfus Automatic Withdrawal Plan Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

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Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

To reach Dreyfus, call toll-free in the U.S. 1-800-645-6561
Outside the U.S. 516-794-5452

Make checks payable to: The Dreyfus Family of Funds

You can also deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

INSTRUCTIONS FOR IRAS

TO ADD TO AN ACCOUNT

[ICON] In Writing

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to:

The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA 02205-8568

[ICON] By Telephone

Wire Have your bank send your investment to The Bank of New York, with these instructions:
•   ABA # 021000018
•   DDA# 8900479124
•   the fund name
•   the share class
•   your account number
•   name of investor
•   the contribution year

Electronic check Same as wire, but insert "666" before your 14-digit account number.

Telephone Contribution Call to request us to move money from a regular Dreyfus account to an IRA (both accounts must be held in the same shareholder name).

[ICON] Automatically

All services Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

[ICON] In Writing

Write a letter of instruction that includes:
•    your name and signature
•    your account number
•    the fund name
•    the share class
•    the dollar amount you want to sell
•    how and where to send the proceeds
•    whether the distribution is qualified or premature
•    whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see "Account Policies—Selling Shares").

Mail your request to:

The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA 02205-8568

[ICON] Automatically

Systematic Withdrawal Plan Call us to request instructions to establish the plan.

FOR MORE INFORMATION

Dreyfus Premier Select Fund
A series of Dreyfus Premier Manager Funds II
SEC file number: 811-21327

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes performance, lists portfolio holdings and discusses recent market conditions, economic trends and investment strategies that significantly affected the performance of the fund's predecessor fund during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

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To obtain information:

By telephone
Call your financial representative or 1-800-645-6561

By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from:

SEC http://www.sec.gov

Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

©2004 Dreyfus Service Corporation